Schedule of Investments (unaudited)
May 31, 2025
iShares® ESG Advanced MSCI EM ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 3.0%
B3 SA - Brasil Bolsa Balcao	128,393	$313,154
Banco Bradesco SA	33,372	81,570
Banco do Brasil SA	42,835	175,399
BRF SA	11,860	42,094
Equatorial Energia SA	28,677	183,759
Klabin SA	19,385	62,058
Localiza Rent a Car SA	22,953	172,403
Motiva Infraestrutura de Mobilidade SA	26,283	61,945
Natura & Co. Holding SA(a)	21,674	39,676
NU Holdings Ltd./Cayman Islands, Class A(a)	79,856	959,071
Raia Drogasil SA	32,155	83,487
Rede D'Or Sao Luiz SA(b)	19,934	131,673
Rumo SA	32,091	105,595
Telefonica Brasil SA	20,285	101,647
TIM SA/Brazil	21,594	73,585
TOTVS SA	13,394	98,848
XP Inc., Class A	9,247	179,022
		2,864,986
Chile — 0.7%
Banco de Chile	1,132,366	166,595
Banco de Credito e Inversiones SA	2,232	86,104
Banco Santander Chile	1,537,156	91,580
Cencosud SA	31,996	110,117
Empresas CMPC SA	28,944	46,192
Falabella SA	15,110	72,094
Latam Airlines Group SA	5,221,530	99,336
		672,018
China — 24.1%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	4,200	8,513
AAC Technologies Holdings Inc.	19,000	87,868
Advanced Micro-Fabrication Equipment Inc./China, Class A	857	20,720
Agricultural Bank of China Ltd., Class A	121,700	93,277
Agricultural Bank of China Ltd., Class H	689,000	441,471
Aier Eye Hospital Group Co. Ltd., Class A	13,900	23,841
Air China Ltd., Class A(a)	21,200	23,547
Alibaba Health Information Technology Ltd.(a)(c)	138,000	78,862
Anhui Jianghuai Automobile Group Corp. Ltd., Class A	3,000	15,859
Anker Innovations Technology Co. Ltd., Class A	700	9,867
BAIC BluePark New Energy Technology Co. Ltd., Class A(a)	8,100	8,086
Bank of Beijing Co. Ltd., Class A	31,000	27,066
Bank of China Ltd., Class A	48,900	37,401
Bank of China Ltd., Class H	1,760,000	1,019,755
Bank of Communications Co. Ltd., Class A	55,700	58,641
Bank of Communications Co. Ltd., Class H	217,000	189,418
Bank of Jiangsu Co. Ltd., Class A	27,300	41,539
Bank of Ningbo Co. Ltd., Class A	10,400	38,445
Bank of Shanghai Co. Ltd., Class A	20,900	30,653
Bank of Suzhou Co. Ltd., Class A	8,700	10,513
Beijing Enterprises Water Group Ltd.	96,000	31,568
Beijing Kingsoft Office Software Inc., Class A	678	26,430
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	2,100	3,244
Beijing Roborock Technology Co. Ltd., Class A	207	6,505
Beijing Tong Ren Tang Co. Ltd., Class A	2,400	12,612
Bilibili Inc., Class Z(a)(c)	5,800	106,337
BOC Aviation Ltd.(b)	5,100	41,186
Bosideng International Holdings Ltd.	114,000	63,672
Security	Shares	Value
China (continued)
Caitong Securities Co. Ltd., Class A	7,400	$7,540
China CITIC Bank Corp. Ltd., Class H	203,000	178,697
China Construction Bank Corp., Class A	14,800	18,513
China Construction Bank Corp., Class H	2,369,000	2,118,067
China Everbright Bank Co. Ltd., Class A	66,800	36,710
China Everbright Bank Co. Ltd., Class H	82,000	37,914
China Feihe Ltd.(b)	84,000	64,919
China International Capital Corp. Ltd., Class A	4,900	22,399
China International Capital Corp. Ltd., Class H(b)	38,400	71,179
China Jushi Co. Ltd., Class A	6,971	10,903
China Life Insurance Co. Ltd., Class A	3,700	19,566
China Life Insurance Co. Ltd., Class H	185,000	374,581
China Literature Ltd.(a)(b)	9,800	33,321
China Mengniu Dairy Co. Ltd.	76,000	169,819
China Merchants Bank Co. Ltd., Class A	30,100	180,755
China Merchants Bank Co. Ltd., Class H	96,500	597,463
China Merchants Port Holdings Co. Ltd.	32,000	61,869
China Merchants Securities Co. Ltd., Class A	11,000	24,614
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	14,400	17,296
China Minsheng Banking Corp. Ltd., Class A	51,872	31,252
China Minsheng Banking Corp. Ltd., Class H	165,500	84,968
China Overseas Land & Investment Ltd.	95,000	158,722
China Pacific Insurance Group Co. Ltd., Class A	9,900	47,128
China Pacific Insurance Group Co. Ltd., Class H	64,600	200,700
China Railway Signal & Communication Corp. Ltd., Class A	9,800	6,810
China Resources Land Ltd.	79,500	257,521
China Resources Mixc Lifestyle Services Ltd.(b)	16,400	77,516
China Resources Pharmaceutical Group Ltd.(b)	48,000	31,480
China Ruyi Holdings Ltd.(a)	204,000	53,334
China Southern Airlines Co. Ltd., Class A(a)	20,100	16,960
China Three Gorges Renewables Group Co. Ltd., Class A	42,800	25,447
China Tourism Group Duty Free Corp. Ltd., Class A	2,600	21,761
China Vanke Co. Ltd., Class A(a)	16,800	15,420
China Vanke Co. Ltd., Class H(a)	53,100	34,512
China Yangtze Power Co. Ltd., Class A	35,500	148,671
China Zheshang Bank Co. Ltd., Class A	34,020	15,180
Chongqing Rural Commercial Bank Co. Ltd., Class A	17,660	17,739
Chongqing Rural Commercial Bank Co. Ltd., Class H	47,000	38,738
Chongqing Zhifei Biological Products Co. Ltd., Class A	3,400	9,000
Chow Tai Fook Jewellery Group Ltd.	49,000	69,560
CITIC Securities Co. Ltd., Class A	17,100	60,217
CITIC Securities Co. Ltd., Class H	39,000	98,152
CSC Financial Co. Ltd., Class A	5,900	18,735
CSPC Innovation Pharmaceutical Co. Ltd., Class A	2,720	19,517
CSPC Pharmaceutical Group Ltd.	196,000	201,804
Ecovacs Robotics Co. Ltd., Class A	800	5,931
Eve Energy Co. Ltd., Class A	3,100	19,305
Far East Horizon Ltd.	48,000	37,097
Flat Glass Group Co. Ltd., Class A	2,700	5,361
Foshan Haitian Flavouring & Food Co. Ltd., Class A	6,600	40,484
Foxconn Industrial Internet Co. Ltd., Class A	20,000	52,246
Genscript Biotech Corp.(a)	30,000	48,966
Great Wall Motor Co. Ltd., Class A	4,100	12,780
Great Wall Motor Co. Ltd., Class H	56,000	86,418
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	2,424	9,078
Guosen Securities Co. Ltd., Class A	9,200	14,312
Guotai Haitong Securities Co. Ltd.	19,822	47,082
Guotai Haitong Securities Co. Ltd., Class H(b)	48,600	68,554

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Advanced MSCI EM ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Guoyuan Securities Co. Ltd., Class A	6,400	$6,678
H World Group Ltd., ADR	4,899	172,788
Haitian International Holdings Ltd.	15,000	36,472
Hangzhou Tigermed Consulting Co. Ltd., Class A	500	3,426
Hansoh Pharmaceutical Group Co. Ltd.(b)	28,000	92,014
Hengan International Group Co. Ltd.	15,500	41,864
Huadong Medicine Co. Ltd., Class A	3,100	19,173
Huaqin Technology Co. Ltd., Class A	1,400	12,818
Huatai Securities Co. Ltd., Class A	12,100	28,020
Huatai Securities Co. Ltd., Class H(b)	31,400	52,656
Huaxia Bank Co. Ltd., Class A	17,900	18,680
Hundsun Technologies Inc., Class A	3,278	11,889
IEIT Systems Co. Ltd., Class A	2,512	16,965
Industrial & Commercial Bank of China Ltd., Class A	90,700	88,836
Industrial & Commercial Bank of China Ltd., Class H	1,608,000	1,166,240
Industrial Bank Co. Ltd., Class A	29,900	93,694
Industrial Securities Co. Ltd., Class A	14,460	11,509
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	9,300	38,935
Innovent Biologics Inc.(a)(b)	30,000	236,719
JD Health International Inc.(a)(b)	27,850	141,114
JD.com Inc., Class A	60,050	971,797
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	9,000	68,061
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	1,400	7,329
Kanzhun Ltd., ADR(a)	7,170	121,603
KE Holdings Inc., ADR	17,343	320,152
Kingdee International Software Group Co. Ltd.(a)	74,000	115,169
Kingsoft Corp. Ltd.	23,200	98,374
Kuaishou Technology(a)(b)	66,900	449,717
Li Auto Inc., Class A(a)	30,738	437,620
Longfor Group Holdings Ltd.(b)	49,500	61,485
Meituan, Class B(a)(b)	122,500	2,118,593
Midea Group Co. Ltd., Class A	5,753	62,951
Midea Group Co. Ltd., Class H(a)	7,900	82,592
MINISO Group Holding Ltd.	10,828	46,161
NetEase Inc.	42,875	1,036,642
Ninestar Corp., Class A(a)	1,900	5,673
Nongfu Spring Co. Ltd., Class H(b)	49,600	240,997
Orient Overseas International Ltd.	3,000	51,571
Orient Securities Co. Ltd., Class A	12,400	16,001
People's Insurance Co. Group of China Ltd. (The), Class A	16,000	18,299
People's Insurance Co. Group of China Ltd. (The), Class H	211,000	137,632
Pharmaron Beijing Co. Ltd., Class A	3,300	10,863
PICC Property & Casualty Co. Ltd., Class H	170,000	323,019
Ping An Bank Co. Ltd., Class A	28,400	45,456
Ping An Insurance Group Co. of China Ltd., Class A	16,100	118,488
Ping An Insurance Group Co. of China Ltd., Class H	164,500	960,776
Pop Mart International Group Ltd.(b)	13,200	368,914
Postal Savings Bank of China Co. Ltd., Class A	39,700	29,297
Postal Savings Bank of China Co. Ltd., Class H(b)	220,000	142,659
Qifu Technology Inc.	2,565	105,421
Seres Group Co. Ltd., Class A, NVS	2,400	45,036
SF Holding Co. Ltd., Class A	7,300	46,593
SG Micro Corp., Class A	600	7,658
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	60,800	43,500
Shanghai Electric Group Co. Ltd., Class A(a)	15,483	15,893
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	3,000	10,530
Shanghai M&G Stationery Inc., Class A	1,200	4,897
Security	Shares	Value
China (continued)
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	4,800	$12,246
Shanghai Pudong Development Bank Co. Ltd., Class A	42,800	73,007
Shanghai Putailai New Energy Technology Co. Ltd., Class A	3,100	6,708
Shanghai Rural Commercial Bank Co. Ltd., Class A	14,699	18,264
Shanghai United Imaging Healthcare Co. Ltd., Class A, NVS	1,126	21,368
Shengyi Technology Co. Ltd., Class A	3,500	12,693
Shenwan Hongyuan Group Co. Ltd., Class A	34,100	22,315
Shenzhen Inovance Technology Co. Ltd., Class A	2,300	20,904
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,900	59,247
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	700	5,809
Shenzhou International Group Holdings Ltd.	19,900	143,912
Sino Biopharmaceutical Ltd.	258,000	145,528
Sinolink Securities Co. Ltd., Class A	5,700	6,566
Sinopharm Group Co. Ltd., Class H	33,600	80,999
Sunny Optical Technology Group Co. Ltd.	17,700	135,132
Sunwoda Electronic Co. Ltd., Class A	2,900	7,417
SUPCON Technology Co. Ltd., Class A	1,038	6,324
TAL Education Group, ADR(a)	10,211	100,374
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	5,900	6,185
Tongcheng Travel Holdings Ltd.	31,600	88,795
TravelSky Technology Ltd., Class H	22,000	31,204
Trip.com Group Ltd.	15,300	957,170
Vipshop Holdings Ltd., ADR	8,258	113,878
Want Want China Holdings Ltd.	117,000	75,079
Will Semiconductor Co. Ltd. Shanghai, Class A	1,900	32,726
Wingtech Technology Co. Ltd., Class A	1,800	8,467
WuXi AppTec Co. Ltd., Class A	3,660	32,105
WuXi AppTec Co. Ltd., Class H(b)	7,540	65,703
Wuxi Biologics Cayman Inc.(a)(b)	86,000	271,627
Xinyi Solar Holdings Ltd.	102,000	30,621
XPeng Inc., Class A(a)	30,836	298,732
Yadea Group Holdings Ltd.(b)	30,000	45,694
Yifeng Pharmacy Chain Co. Ltd., Class A	1,700	6,127
Yihai Kerry Arawana Holdings Co. Ltd., Class A	2,500	10,489
Yonyou Network Technology Co. Ltd., Class A(a)	5,000	9,042
Yum China Holdings Inc.	9,458	412,842
Yunnan Baiyao Group Co. Ltd., Class A	2,340	18,305
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	1,000	28,222
Zhejiang Leapmotor Technology Co. Ltd.(a)(b)	12,000	84,215
Zhongsheng Group Holdings Ltd.	20,000	30,007
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	12,000	11,848
		23,397,284
Colombia — 0.1%
Grupo Cibest SA	6,285	73,816
Interconexion Electrica SA ESP	11,203	52,092
		125,908
Czech Republic — 0.1%
Komercni Banka AS	1,789	82,796
Moneta Money Bank AS(b)	6,361	41,651
		124,447
Egypt — 0.1%
Commercial International Bank - Egypt (CIB)	53,499	89,075

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Advanced MSCI EM ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Greece — 1.0%
Alpha Services and Holdings SA	54,221	$173,999
Eurobank Ergasias Services and Holdings SA, Class A	61,689	190,005
Hellenic Telecommunications Organization SA	3,996	77,058
Jumbo SA	2,754	89,496
National Bank of Greece SA	20,768	247,296
Piraeus Financial Holdings SA	25,696	171,183
		949,037
Hong Kong — 0.4%
BeOne Medicines Ltd.(a)	20,515	391,260
Hungary — 0.5%
OTP Bank Nyrt	5,605	425,175
Richter Gedeon Nyrt	3,491	101,568
		526,743
India — 16.2%
ABB India Ltd.	1,329	92,839
APL Apollo Tubes Ltd.	4,233	89,660
Asian Paints Ltd.	9,628	254,375
AU Small Finance Bank Ltd.(b)	9,078	73,625
Axis Bank Ltd.	56,197	784,080
Bajaj Auto Ltd.	1,635	164,558
Bajaj Finance Ltd.	6,847	735,622
Bank of Baroda	25,728	75,157
Britannia Industries Ltd.	2,704	174,172
Canara Bank	47,123	63,306
Cholamandalam Investment and Finance Co. Ltd.	10,488	196,646
Cipla Ltd.	13,073	224,231
Colgate-Palmolive India Ltd.	3,355	96,398
Dr Reddy's Laboratories Ltd.	14,507	212,478
Eicher Motors Ltd.	3,322	207,332
Eternal Ltd.(a)	118,432	329,867
Godrej Properties Ltd.(a)	3,757	98,679
Havells India Ltd.	6,237	111,355
HCL Technologies Ltd.	23,878	457,058
HDFC Bank Ltd.	139,301	3,178,855
HDFC Life Insurance Co. Ltd.(b)	24,174	219,661
Hindustan Unilever Ltd.	20,206	555,102
ICICI Lombard General Insurance Co. Ltd.(b)	5,721	125,527
ICICI Prudential Life Insurance Co. Ltd.(b)	8,794	68,053
IDFC First Bank Ltd.(a)	88,962	70,757
Indian Hotels Co. Ltd., Class A	20,649	186,022
IndusInd Bank Ltd.	14,368	137,350
Info Edge India Ltd.	8,632	144,169
InterGlobe Aviation Ltd.(a)(b)	4,782	298,461
Kotak Mahindra Bank Ltd.	26,827	651,243
Macrotech Developers Ltd.	7,448	124,373
Mahindra & Mahindra Ltd.	22,927	798,520
Marico Ltd.	13,250	111,013
Mphasis Ltd.	2,492	74,566
Nestle India Ltd., NVS	8,413	235,765
Oberoi Realty Ltd.	2,951	60,320
Oracle Financial Services Software Ltd.	530	52,581
PB Fintech Ltd.(a)	8,404	173,217
Persistent Systems Ltd., NVS	2,728	179,717
Phoenix Mills Ltd. (The)	4,739	85,273
PI Industries Ltd.	1,806	80,741
Pidilite Industries Ltd.	3,683	133,824
Power Grid Corp. of India Ltd.	113,694	385,544
Punjab National Bank	57,079	70,747
SBI Cards & Payment Services Ltd.	7,285	78,409
Shriram Finance Ltd.	35,161	263,118
Sona Blw Precision Forgings Ltd.(b)	10,299	65,549
Security	Shares	Value
India (continued)
State Bank of India	43,463	$413,221
Sundaram Finance Ltd.	1,661	99,982
Supreme Industries Ltd.	1,580	76,636
Suzlon Energy Ltd.(a)	238,163	199,494
Tata Consumer Products Ltd.	14,793	191,414
Tata Elxsi Ltd.	857	64,512
Tech Mahindra Ltd.	13,466	247,842
Thermax Ltd.	1,046	41,488
Titan Co. Ltd.	8,713	362,295
Torrent Pharmaceuticals Ltd.	2,947	109,478
Trent Ltd.	4,451	293,966
TVS Motor Co. Ltd.	5,806	188,852
Union Bank of India Ltd.	38,031	65,327
Varun Beverages Ltd.	33,705	187,848
Voltas Ltd.	5,749	84,915
		15,677,185
Indonesia — 2.1%
Bank Central Asia Tbk PT	1,390,100	801,938
Bank Mandiri Persero Tbk PT	930,400	302,287
Bank Negara Indonesia Persero Tbk PT	369,800	101,992
Bank Rakyat Indonesia Persero Tbk PT	1,701,147	462,853
GoTo Gojek Tokopedia Tbk PT(a)	22,394,400	88,041
Kalbe Farma Tbk PT	521,900	48,482
Telkom Indonesia Persero Tbk PT	1,234,100	213,341
		2,018,934
Kuwait — 1.6%
Boubyan Bank KSCP	38,269	83,809
Gulf Bank KSCP	51,048	55,612
Kuwait Finance House KSCP	275,994	674,102
Mobile Telecommunications Co. KSCP	48,453	75,333
National Bank of Kuwait SAKP	207,082	644,878
		1,533,734
Malaysia — 2.1%
AMMB Holdings Bhd	61,400	75,566
Axiata Group Bhd	62,400	30,043
CELCOMDIGI Bhd	85,300	74,549
CIMB Group Holdings Bhd	199,700	325,299
Gamuda Bhd	112,600	120,898
Hong Leong Bank Bhd	16,600	76,383
IHH Healthcare Bhd	55,600	90,130
Kuala Lumpur Kepong Bhd	12,100	55,376
Malayan Banking Bhd	135,500	311,398
Maxis Bhd	60,600	50,262
MR DIY Group M Bhd(b)	76,300	28,318
Nestle Malaysia Bhd	1,700	31,376
Petronas Chemicals Group Bhd	69,200	55,674
PPB Group Bhd	15,500	41,015
Press Metal Aluminium Holdings Bhd	91,900	108,805
Public Bank Bhd	353,000	357,567
RHB Bank Bhd	38,100	57,583
SD Guthrie Bhd	52,300	54,949
Sime Darby Bhd	69,600	27,776
Telekom Malaysia Bhd	28,900	44,285
		2,017,252
Mexico — 2.3%
America Movil SAB de CV, Series B, Class B	459,453	388,247
Arca Continental SAB de CV	12,884	141,667
Gruma SAB de CV, Class B	3,721	70,121
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	6,931	85,719
Grupo Aeroportuario del Pacifico SAB de CV, Class B	9,632	221,453

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Advanced MSCI EM ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Mexico (continued)
Grupo Aeroportuario del Sureste SAB de CV, Class B	4,464	$143,257
Grupo Bimbo SAB de CV, Series A, Class A	32,278	90,214
Grupo Financiero Banorte SAB de CV, Class O	61,998	548,060
Kimberly-Clark de Mexico SAB de CV, Class A	34,921	62,024
Qualitas Controladora SAB de CV	4,970	53,764
Wal-Mart de Mexico SAB de CV	126,743	416,247
		2,220,773
Peru — 0.4%
Credicorp Ltd.	1,636	346,521
Philippines — 0.4%
Bank of the Philippine Islands	52,830	131,708
BDO Unibank Inc.	59,831	172,763
SM Investments Corp.	5,600	83,807
		388,278
Poland — 1.8%
Allegro.eu SA (a)(b)	14,537	133,742
Bank Polska Kasa Opieki SA	4,597	226,612
Budimex SA	289	48,210
CCC SA(a)	1,309	76,339
CD Projekt SA	1,574	93,313
KGHM Polska Miedz SA	3,447	112,955
LPP SA	28	107,924
mBank SA(a)	375	82,159
Powszechna Kasa Oszczednosci Bank Polski SA	21,862	439,868
Powszechny Zaklad Ubezpieczen SA	15,128	247,150
Santander Bank Polska SA	992	132,747
Zabka Group SA(a)	6,981	42,199
		1,743,218
Qatar — 1.0%
Commercial Bank PSQC (The)	82,249	103,795
Ooredoo QPSC	20,315	68,958
Qatar Islamic Bank QPSC	44,034	254,944
Qatar National Bank QPSC	115,779	537,974
		965,671
Russia — 0.0%
Moscow Exchange MICEX-RTS PJSC(a)(d)	12,190	2
PhosAgro PJSC(a)(d)	11	—
Polyus PJSC(a)(d)	3,290	—
TCS Group Holding PLC, GDR(a)(d)(e)	1,183	—
VK Co. Ltd.(a)(d)(e)	1,337	—
		2
Saudi Arabia — 4.3%
Al Rajhi Bank	48,070	1,165,991
Alinma Bank	30,532	210,325
Arabian Internet & Communications Services Co.	584	40,962
Bank AlBilad	17,641	121,480
Banque Saudi Fransi	29,817	137,067
Dr Sulaiman Al Habib Medical Services Group Co.	2,192	152,777
Etihad Etisalat Co.	9,371	148,871
Jarir Marketing Co.	13,720	47,030
Nahdi Medical Co.	1,010	32,844
Riyad Bank	36,718	284,069
Saudi Awwal Bank	25,407	228,462
Saudi Basic Industries Corp.	21,740	322,770
Saudi Investment Bank (The)	15,001	59,207
Saudi National Bank (The)	73,644	680,557
Saudi Telecom Co.	48,619	542,504
		4,174,916
South Africa — 5.1%
Absa Group Ltd.	20,696	199,603
Security	Shares	Value
South Africa (continued)
Aspen Pharmacare Holdings Ltd.	9,464	$63,760
Bid Corp. Ltd.	8,382	222,022
Bidvest Group Ltd. (The)	7,646	103,736
Capitec Bank Holdings Ltd.	2,176	416,971
Clicks Group Ltd.	5,954	128,526
Discovery Ltd.	13,133	159,268
FirstRand Ltd.	123,044	510,399
Kumba Iron Ore Ltd.	1,546	25,334
MTN Group Ltd.	42,256	294,124
Naspers Ltd., Class N	4,043	1,161,704
Nedbank Group Ltd.	11,765	167,160
NEPI Rockcastle NV	13,914	107,002
Old Mutual Ltd.	119,619	77,629
Pepkor Holdings Ltd.(b)	59,271	96,320
Remgro Ltd.	12,447	110,388
Sanlam Ltd.	43,430	214,028
Shoprite Holdings Ltd.	12,561	204,132
Standard Bank Group Ltd.	32,082	416,170
Valterra Platinum Ltd.	2,311	90,766
Vodacom Group Ltd.	15,471	118,690
Woolworths Holdings Ltd./South Africa	23,593	76,883
		4,964,615
South Korea — 7.6%
Amorepacific Corp.	747	72,317
Celltrion Inc.	3,822	445,499
CJ CheilJedang Corp.	218	36,510
Coway Co. Ltd.	1,326	85,269
DB Insurance Co. Ltd.	1,130	82,355
Doosan Bobcat Inc.	1,440	48,945
Doosan Enerbility Co. Ltd.(a)	11,177	326,257
Hana Financial Group Inc.	7,031	369,788
Hanjin Kal Corp.	611	62,349
HD Hyundai Electric Co. Ltd.	572	156,612
HYBE Co. Ltd.	569	109,739
Industrial Bank of Korea	6,244	71,142
KakaoBank Corp.	4,120	70,043
KB Financial Group Inc.	9,186	691,190
Korea Investment Holdings Co. Ltd.	1,013	79,183
Korea Zinc Co. Ltd.	100	52,723
Korean Air Lines Co. Ltd.	4,538	73,929
Krafton Inc.(a)	715	190,980
LG Energy Solution Ltd.(a)	1,139	235,781
LG H&H Co. Ltd.	230	54,229
LG Uplus Corp.	5,541	51,330
LS Electric Co. Ltd.	369	67,370
Mirae Asset Securities Co. Ltd.	6,104	68,675
NH Investment & Securities Co. Ltd.	3,688	46,010
Samsung Electro-Mechanics Co. Ltd.	1,409	124,370
Samsung Fire & Marine Insurance Co. Ltd.	777	227,397
Samsung Life Insurance Co. Ltd.	1,942	138,970
Samsung SDI Co. Ltd.	1,553	189,881
Samsung SDS Co. Ltd.	1,056	99,390
Shinhan Financial Group Co. Ltd.	10,477	438,222
SK Biopharmaceuticals Co. Ltd.(a)	771	51,959
SK Hynix Inc.	13,397	1,976,206
SK Square Co. Ltd.(a)	2,278	188,416
SK Telecom Co. Ltd.	1,142	42,573
SKC Co. Ltd.(a)	470	30,260
Woori Financial Group Inc.	16,280	227,168
Yuhan Corp.	1,398	105,676
		7,388,713

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Advanced MSCI EM ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan — 18.4%
Accton Technology Corp.	12,000	$292,820
Advantech Co. Ltd.	11,599	130,551
ASE Technology Holding Co. Ltd.	81,000	368,533
Asia Vital Components Co. Ltd.	8,000	160,598
Asustek Computer Inc.	17,000	349,517
AUO Corp.	160,000	67,979
Cathay Financial Holding Co. Ltd.	234,080	463,056
Chailease Holding Co. Ltd.	36,856	148,058
Chang Hwa Commercial Bank Ltd.	151,815	92,021
China Airlines Ltd.	68,000	49,764
China Steel Corp.	288,000	188,960
Chunghwa Telecom Co. Ltd.	93,000	401,083
Compal Electronics Inc.	104,000	98,567
CTBC Financial Holding Co. Ltd.	414,000	558,867
Delta Electronics Inc.	48,000	589,842
E Ink Holdings Inc.	21,000	146,496
E.Sun Financial Holding Co. Ltd.	352,664	348,796
Eclat Textile Co. Ltd.	5,000	71,070
eMemory Technology Inc.	2,000	159,063
Eva Airways Corp.	66,000	89,168
Evergreen Marine Corp. Taiwan Ltd.	27,000	218,134
Far Eastern New Century Corp.	72,000	78,384
Far EasTone Telecommunications Co. Ltd.	42,000	120,606
First Financial Holding Co. Ltd.	274,060	246,009
Fortune Electric Co. Ltd.	3,000	45,003
Fubon Financial Holding Co. Ltd.	202,143	532,865
Global Unichip Corp.	2,000	75,639
Hotai Motor Co. Ltd.	8,100	171,380
Hua Nan Financial Holdings Co. Ltd.	217,137	189,979
Innolux Corp.	186,861	75,050
International Games System Co. Ltd.	6,000	167,085
Inventec Corp.	66,000	91,384
KGI Financial Holding Co. Ltd.	395,000	225,677
Lite-On Technology Corp.	52,000	173,726
Lotes Co. Ltd.	2,000	85,411
MediaTek Inc.	38,000	1,560,226
Mega Financial Holding Co. Ltd.	293,960	387,699
Micro-Star International Co. Ltd.	17,000	79,789
PharmaEssentia Corp.(a)	6,000	99,000
Quanta Computer Inc.	66,000	583,863
Realtek Semiconductor Corp.	12,000	213,976
Shanghai Commercial & Savings Bank Ltd. (The)	93,225	144,313
Shin Kong Financial Holding Co. Ltd.(a)	369,995	147,833
SinoPac Financial Holdings Co. Ltd.	262,792	199,903
Taishin Financial Holding Co. Ltd.	289,306	164,653
Taiwan Business Bank	169,902	83,046
Taiwan Cooperative Financial Holding Co. Ltd.	264,107	211,086
Taiwan High Speed Rail Corp.	48,000	43,815
Taiwan Mobile Co. Ltd.	44,000	166,872
Taiwan Semiconductor Manufacturing Co. Ltd.	150,000	4,784,102
Uni-President Enterprises Corp.	118,000	311,997
United Microelectronics Corp.	276,000	424,962
Vanguard International Semiconductor Corp.	24,000	66,238
Voltronic Power Technology Corp.	2,000	89,126
Wistron Corp.	66,000	251,520
WPG Holdings Ltd.	39,000	90,825
Yageo Corp.	10,095	161,855
Yuanta Financial Holding Co. Ltd.	252,933	262,127
		17,799,967
Thailand — 1.7%
Advanced Info Service PCL, NVDR	26,000	226,144
Airports of Thailand PCL, NVDR(c)	103,200	104,340
Security	Shares	Value
Thailand (continued)
Bangkok Dusit Medical Services PCL, NVDR	275,100	$179,901
Bumrungrad Hospital PCL, NVDR	13,900	59,195
Central Pattana PCL, NVDR	52,200	72,100
CP ALL PCL, NVDR	133,600	190,947
CP Axtra PCL	45,893	26,208
Delta Electronics Thailand PCL, NVDR(c)	76,400	241,068
Home Product Center PCL, NVDR(c)	130,100	30,456
Kasikornbank PCL, NVDR	15,200	71,294
Krung Thai Bank PCL, NVDR	83,200	56,192
Minor International PCL, NVDR	80,900	61,072
SCB X PCL, NVDR	20,700	74,707
Siam Cement PCL (The), NVDR(c)	19,500	98,368
TMBThanachart Bank PCL, NVDR	560,600	32,746
True Corp. PCL, NVDR(a)	253,400	96,360
		1,621,098
Turkey — 0.4%
Akbank TAS	77,195	100,385
Pegasus Hava Tasimaciligi AS(a)	6,499	40,003
Sasa Polyester Sanayi AS(a)	250,235	20,939
Turk Hava Yollari AO(a)	13,545	94,480
Turkcell Iletisim Hizmetleri AS	29,843	72,261
Yapi ve Kredi Bankasi A/S(a)	83,956	54,554
		382,622
United Arab Emirates — 2.6%
Abu Dhabi Commercial Bank PJSC	69,013	226,844
Abu Dhabi Islamic Bank PJSC	36,081	188,348
Aldar Properties PJSC	96,213	217,503
Dubai Islamic Bank PJSC	73,336	164,698
Emaar Properties PJSC	161,911	579,796
Emirates NBD Bank PJSC	47,206	287,888
Emirates Telecommunications Group Co. PJSC	87,297	408,321
First Abu Dhabi Bank PJSC	110,991	486,401
		2,559,799
Total Common Stocks — 98.0% (Cost: $80,799,948)		94,944,056
Preferred Stocks
Brazil — 1.6%
Banco Bradesco SA, Preference Shares, NVS	133,686	378,654
Gerdau SA, Preference Shares, NVS	34,305	91,468
Itau Unibanco Holding SA, Preference Shares, NVS	129,951	850,436
Itausa SA, Preference Shares, NVS	138,081	267,254
		1,587,812
Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	3,535	105,606
Colombia — 0.1%
Grupo Cibest SA, Preference Shares, NVS	10,900	112,279
Total Preferred Stocks — 1.8% (Cost: $1,584,222)		1,805,697
Total Long-Term Investments — 99.8% (Cost: $82,384,170)		96,749,753
Short-Term Securities
Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(f)(g)(h)	538,149	538,364

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Advanced MSCI EM ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(f)(g)	300,000	$300,000
Total Short-Term Securities — 0.9% (Cost: $838,364)		838,364
Total Investments — 100.7% (Cost: $83,222,534)		97,588,117
Liabilities in Excess of Other Assets — (0.7)%		(693,287)
Net Assets — 100.0%		$96,894,830

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$177,548	$360,881 (a)	$—	$(45)	$(20)	$538,364	538,149	$4,909 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	300,000 (a)	—	—	—	300,000	300,000	17,186	—
				$(45)	$(20)	$838,364		$22,095	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	1	06/20/25	$57	$(1,052)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Advanced MSCI EM ETF

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$11,505,659	$83,438,395	$2	$94,944,056
Preferred Stocks	1,805,697	—	—	1,805,697
Short-Term Securities
Money Market Funds	838,364	—	—	838,364
	$14,149,720	$83,438,395	$2	$97,588,117
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(1,052)	$—	$—	$(1,052)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company